Installment Obligations Payable (Predecessor)	12 Months Ended
Dec. 31, 2012
Predecessor
Installment Obligations Payable

19. Installment Obligations Payable

The Company’s Asset Advantage ® program generates income and losses from both the related trust accounts and the corresponding installment obligation for each trust account. Income or loss from the trust accounts will be offset in equal amount with income or loss from the installment obligations. Each obligation has an installment payment schedule agreed to by the obligee prior to the time of issuance of the obligation. An obligee may request an unscheduled installment payment, which must be agreed to by the Company, and if so agreed, the Company may generally charge a penalty of up to 20% of the unscheduled installment amount. Virtually all of the obligations are guaranteed by corporate guarantees issued by third party financial institutions to the extent of assets held in related trust accounts.

The actual maturities of the obligations depend on, among other things, the obligees’ designated payment schedules, the performance of the obligees’ index choices and the extent to which the obligees have taken any unscheduled installment payments. As of December 31, 2012, estimated maturities for the next five years and thereafter are as follows:

Year Ending December 31,
2013	$15,514
2014	15,158
2015	14,702
2016	16,152
2017	11,805
Thereafter	57,783
$131,114